Details of Significant Accounts - Summary of Ageing Analysis of Accounts Receivables Past Due But Not Impaired (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ 9,287	$ 331	$ 15,120
Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	9,287	331	33,252
Financial Assets Past Due But Not Impaired | Not past due
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ 9,287	$ 331	15,120
Financial Assets Past Due But Not Impaired | Later than six months [member]
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net			$ 18,132